S000045541 [Member] Performance Management - AB International Growth Portfolio	Jun. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
•	how the Fund’s performance changed from year to year over ten years; and
•
how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index and an additional index that more closely reflects the types of securities in which the Fund invests.

You may obtain updated performance information on the Fund’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	how the Fund’s performance changed from year to year over ten years; andhow the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index and an additional index that more closely reflects the types of securities in which the Fund invests.
Performance Additional Market Index [Text]	The MSCI ACWI Ex-US Growth Index provides more information about securities exhibiting overall growth style characteristics across certain developed and emerging markets countries. The MSCI ACWI Ex-US Growth Index, which more closely reflects the types of securities in which the Fund invests, is the Fund’s secondary benchmark.
Bar Chart Narrative [Text Block]
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2026, the year‑to‑date unannualized return for Class A shares was -3.27%.

Bar Chart Does Not Reflect Sales Loads [Text]	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart [Heading]	Bar Chart
Bar Chart Closing [Text Block]	Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 23.39%, 2nd quarter, 2020; and Worst Quarter was down -20.32%, 1st quarter, 2020.
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Market Index Changed	Effective January 9, 2026, the primary broad-based index used for comparison with the Fund’s performance changed from the MSCI EAFE Index to the MSCI ACWI Ex-US Index (Net) because the MSCI ACWI Ex-US Index (Net) more closely reflects the overall market in which the Fund may invest.
Performance Table Uses Highest Federal Rate	After‑tax Returns:–Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	actual after‑tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and–Are not relevant to investors who hold Fund shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After‑tax Returns:–Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;
Performance Availability Website Address [Text]	www.abfunds.com
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date
Bar Chart, Year to Date Return	(3.27%)
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020